Business Segments - Additional Information (Detail) - Payment Services [Member] - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rewards and Rebate Costs and Certain Partner Payments Included in Noninterest Income	$ 2.9	$ 2.5
Revenue generated from certain contracts with customers included in non-interest income	$ 8.0	$ 7.5